SPECIAL CASH DIVIDENDS (Details)			1 Months Ended				12 Months Ended
	May. 30, 2014 $ / shares	Aug. 07, 2012 $ / shares	Jul. 31, 2014 USD ($)	Jul. 31, 2014 CNY (¥)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2013 CNY (¥)
Special cash dividend
Total amount of cash distributed in the dividend			$ 9,500,000	¥ 58,349,122	$ 4,000,000	¥ 25,331,341	$ 9,412,667	¥ 58,349,122	¥ 25,331,341
Common share
Special cash dividend
Special cash dividend declared per share (in dollars per share)	$ 0.205	$ 0.087
ADS
Special cash dividend
Special cash dividend declared per share (in dollars per share)	$ 0.41	$ 0.174